CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Longterm Notes Payable Current And Noncurrent [Abstract]
Schedule of Fair Values on Issuance of Debt Warrant and Debt Conversion Feature
The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)

Interest Income And Interest Expense
The following table illustrates the components of total interest expense for 2013 and 2012 incurred under the Debentures.

	Year Ended December 31,
Interest Expense	2013	2012
Note conversion discount	$14,366,161	$5,612,863
Interest expense on 2012 debentures	2,174,244	105,034
Amortized deferred financing fees	1,709,531	48,844
Liquidated damages on 2012 debentures	319,221	594,288
Total Interest Expense	$18,569,157	$6,361,029